Capital assets	12 Months Ended
Dec. 31, 2011
Capital assets
6.	Capital assets

The Company’s capital assets consists of the following

	As of December 31, 2011			As of December 31, 2010
		Accumulated	Net Book		Accumulated	Net Book
	Cost	Amortization	Value	Cost	Amortization	Value
	$	$	$	$	$	$

Rolling stock	1,922,483	1,465,362	457,121	1,922,483	1,129,598	792,885
Machinery and equipment	296,233	265,578	30,655	296,233	212,475	83,758
Furniture, fixtures and leasehold improvements	74,992	45,880	29,112	74,992	37,958	37,034
Information Technology	566,457	430,372	136,085	557,998	358,810	199,188
Pre-construction costs	2,881,336	-	2,881,336	2,096,762	-	2,096,762

	5,741,501	2,207,192	3,534,309	4,948,468	1,738,841	3,209,627